CASH AND CASH EQUIVALENTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and Cash Equivalents:
Cash and Banks	R$ 124,139	R$ 183,917
Financial Investments	162,468	151,390
Total cash and cash equivalents	R$ 286,607	R$ 335,307	R$ 583,352	R$ 792,252